Credit Quality of Financial Assets and the Allowance for Credit Losses - Summary of Past-Due Financial Assets (Detail) - JPY (¥) ¥ in Millions	Dec. 31, 2023	Mar. 31, 2023
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 4,896,385	¥ 4,743,956
Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	91,006	66,376
30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	36,659	19,383
90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	54,347	46,993
Consumer borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,290,705	2,299,307
Consumer borrowers | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	20,286	14,621
Consumer borrowers | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	5,555	4,574
Consumer borrowers | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	14,731	10,047
Consumer borrowers | Real estate loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,042,040	2,056,959
Consumer borrowers | Real estate loans | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,271	3,920
Consumer borrowers | Real estate loans | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,994	1,739
Consumer borrowers | Real estate loans | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,277	2,181
Consumer borrowers | Card loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	171,471	171,635
Consumer borrowers | Card loans | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,661	1,878
Consumer borrowers | Card loans | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	470	514
Consumer borrowers | Card loans | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,191	1,364
Consumer borrowers | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	77,194	70,713
Consumer borrowers | Other | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	13,354	8,823
Consumer borrowers | Other | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,091	2,321
Consumer borrowers | Other | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,263	6,502
Corporate borrowers
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,448,070	1,357,086
Corporate borrowers | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	31,988	26,991
Corporate borrowers | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	9,259	5,628
Corporate borrowers | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	22,729	21,363
Corporate borrowers | Non-recourse loans | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	132,210	124,499
Corporate borrowers | Non-recourse loans | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse loans | The Americas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	40,345	38,654
Corporate borrowers | Non-recourse loans | The Americas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,194	1,494
Corporate borrowers | Non-recourse loans | 30 To 89 Days Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse loans | 30 To 89 Days Past Due | The Americas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,139	0
Corporate borrowers | Non-recourse loans | 90 Days or More Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	0	0
Corporate borrowers | Non-recourse loans | 90 Days or More Past Due | The Americas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,055	1,494
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	312,944	296,228
Corporate borrowers | Other than non-recourse loans | Real estate companies | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	336	378
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	53,072	79,645
Corporate borrowers | Other than non-recourse loans | Real estate companies | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	12,044	15,030
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30 To 89 Days Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	156	159
Corporate borrowers | Other than non-recourse loans | Real estate companies | 30 To 89 Days Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,159	1,412
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 Days or More Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	180	219
Corporate borrowers | Other than non-recourse loans | Real estate companies | 90 Days or More Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,885	13,618
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	256,599	160,530
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,514	2,484
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	652,900	657,530
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	13,900	7,605
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30 To 89 Days Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,924	1,366
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 30 To 89 Days Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	3,881	2,691
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 Days or More Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	590	1,118
Corporate borrowers | Other than non-recourse loans | Commercial, industrial and other companies | 90 Days or More Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	10,019	4,914
Net investment in leases
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	1,157,610	1,087,563
Net investment in leases | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	38,732	24,764
Net investment in leases | Japan
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	632,729	632,120
Net investment in leases | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	6,525	7,079
Net investment in leases | Overseas
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	524,881	455,443
Net investment in leases | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	32,207	17,685
Net investment in leases | 30 To 89 Days Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	21,845	9,181
Net investment in leases | 30 To 89 Days Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	2,134	2,648
Net investment in leases | 30 To 89 Days Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	19,711	6,533
Net investment in leases | 90 Days or More Past Due | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	16,887	15,583
Net investment in leases | 90 Days or More Past Due | Japan | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	4,391	4,431
Net investment in leases | 90 Days or More Past Due | Overseas | Past-due financial assets
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total financing receivables	¥ 12,496	¥ 11,152